SEI Institutional Investments Trust

Statement of Certification

Pursuant to Rule 497(j)

SEI Institutional Investments Trust (the “Trust”) hereby certifies that, to the best of its knowledge, the forms of Prospectus and Statement of Additional Information dated September 30, 2026, that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 119 to the Trust’s Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), which was filed electronically on September 28, 2026 (Accession No. 0001104659-26-111401).

SEI Institutional Investments Trust

By:	/s/ David F. McCann
David F. McCann

Title:	Vice President and Assistant Secretary

Date:	October 5, 2026